Payables to Securities Brokers	12 Months Ended
Dec. 31, 2015
Brokers and Dealers [Abstract]
Payables to Securities Brokers
13.	PAYABLES TO SECURITIES BROKERS

As of December 31, 2014 and 2015, the payables to securities brokers were bearing interest at 8% to 11.25% per annum, repayable on demand, and secured by trading and available-for-sale securities (note 14).